Nuveen Dividend Growth Fund
Portfolio of Investments October 31, 2023
(Unaudited)
w
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.2%
X –
COMMON STOCKS - 98 .2 % X 5,365,539,532
Banks - 2.8%
1,094,841 JPMorgan Chase & Co $ 152,248,590
Total Banks 152,248,590
Capital Goods - 7.2%
601,018 Eaton Corp PLC 124,957,652
557,810 Honeywell International Inc 102,224,261
161,444 Northrop Grumman Corp 76,109,545
485,950 Trane Technologies PLC 92,481,144
Total Capital Goods 395,772,602
Consumer Discretionary Distribution & Retail - 4.6%
651,892 Lowe's Cos Inc 124,231,058
1,428,223 TJX Cos Inc/The 125,783,600
Total Consumer Discretionary Distribution & Retail 250,014,658
Consumer Services - 1.5%
307,021 McDonald's Corp 80,491,696
Total Consumer Services 80,491,696
Consumer Staples Distribution & Retail - 2.1%
709,823 Walmart Inc 115,992,176
Total Consumer Staples Distribution & Retail 115,992,176
Energy - 5.0%
902,321 Chevron Corp 131,495,239
1,329,882 Exxon Mobil Corp 140,768,010
Total Energy 272,263,249
Equity Real Estate Investment Trusts (REITs) - 5.0%
750,634 American Tower Corp 133,755,472
1,359,684 Prologis Inc 136,988,163
Total Equity Real Estate Investment Trusts (REITs) 270,743,635
Financial Services - 9.6%
746,740 American Express Co 109,046,442
2,105,456 Charles Schwab Corp/The 109,567,930
1,201,613 Fidelity National Information Services Inc 59,011,215
373,497 Mastercard Inc, Class A 140,565,596
298,172 S&P Global Inc 104,154,461
Total Financial Services 522,345,644
Food, Beverage & Tobacco - 5.5%
1,513,768 Mondelez International Inc, Class A 100,226,579
603,262 PepsiCo Inc 98,500,620
1,157,539 Philip Morris International Inc 103,206,177
Total Food, Beverage & Tobacco 301,933,376
Health Care Equipment & Services - 8.5%
1,388,299 Abbott Laboratories 131,263,670
268,778 Elevance Health Inc 120,974,290
391,862 UnitedHealth Group Inc 209,865,613
Total Health Care Equipment & Services 462,103,573

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Shares Description (a) Value
Insurance - 2.5%
722,930 Marsh & McLennan Cos Inc $ 137,103,675
Total Insurance 137,103,675
Materials - 4.6%
459,037 Linde PLC 175,425,580
486,965 Packaging Corp of America 74,529,993
Total Materials 249,955,573
Media & Entertainment - 2.5%
3,364,577 Comcast Corp, Class A 138,923,384
Total Media & Entertainment 138,923,384
Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
911,059 AbbVie Inc 128,623,310
640,199 Zoetis Inc 100,511,243
Total Pharmaceuticals, Biotechnology & Life Sciences 229,134,553
Semiconductors & Semiconductor Equipment - 5.8%
247,063 Broadcom Inc 207,871,397
783,327 Texas Instruments Inc 111,240,267
Total Semiconductors & Semiconductor Equipment 319,111,664
Software & Services - 10.1%
565,215 Accenture PLC, Class A 167,919,725
1,139,094 Microsoft Corp 385,139,072
Total Software & Services 553,058,797
Technology Hardware & Equipment - 10.6%
2,345,200 Apple Inc 400,489,804
643,746 Motorola Solutions Inc 179,257,511
Total Technology Hardware & Equipment 579,747,315
Transportation - 1.6%
423,244 Union Pacific Corp 87,869,687
Total Transportation 87,869,687
Utilities - 4.5%
2,282,059 NextEra Energy Inc 133,044,040
1,396,752 WEC Energy Group Inc 113,681,645
Total Utilities 246,725,685
Total Common Stocks
(cost $3,399,228,267) 5,365,539,532
Total Long-Term Investments
(cost $3,399,228,267) 5,365,539,532

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.6%
X –
REPURCHASE AGREEMENTS - 1 .6 % X 87,519,105
$ 2,629 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$2,629,222, collateralized by $3,350,600, U.S. Treasury
Bonds, 1.875%, due 02/15/32, value $2,681,715
1.600% 11/01/23 $ 2,629,105
84,890 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$84,902,451, collateralized by $137,303,700, U.S. Treasury
Bonds, 2.000%, due 11/15/41, value $86,587,845
5.280% 11/01/23 84,890,000
Total Repurchase Agreements
(cost $87,519,105) 87,519,105
Total Short-Term Investments
(cost $87,519,105) 87,519,105
Total Investments (cost $ 3,486,747,372 ) - 99 .8% 5,453,058,637
Other Assets & Liabilities, Net -  0.2% 8,236,894
Net Assets - 100% $ 5,461,295,531
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,365,539,532 $ – $ – $ 5,365,539,532
Short-Term Investments:
Repurchase Agreements – 87,519,105 – 87,519,105
Total
$ 5,365,539,532 $ 87,519,105 $ – $ 5,453,058,637
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
REIT Real Estate Investment Trust
S&P Standard & Poor's

Nuveen Global Dividend Growth Fund
Portfolio of Investments October 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.7%
X –
COMMON STOCKS - 98 .7 % X 17,282,189
Banks - 4.5%
3,592 JPMorgan Chase & Co $ 499,503
5,023 Toronto-Dominion Bank 280,571
Total Banks 780,074
Capital Goods - 6.6%
1,992 Eaton Corp PLC 414,157
1,840 Honeywell International Inc 337,198
11,125 ITOCHU Corp 400,734
Total Capital Goods 1,152,089
Commercial & Professional Services - 0.9%
5,247 Experian PLC 159,188
Total Commercial & Professional Services 159,188
Consumer Discretionary Distribution & Retail - 2.4%
2,243 Lowe's Cos Inc 427,449
Total Consumer Discretionary Distribution & Retail 427,449
Consumer Durables & Apparel - 2.6%
635 LVMH Moet Hennessy Louis Vuitton SE 454,616
Total Consumer Durables & Apparel 454,616
Consumer Services - 1.6%
11,389 Compass Group PLC 287,132
Total Consumer Services 287,132
Energy - 6.2%
10,024 (b) Enbridge Inc 321,231
3,432 Exxon Mobil Corp 363,277
6,020 TotalEnergies SE 402,482
Total Energy 1,086,990
Equity Real Estate Investment Trusts (REITs) - 2.2%
3,888 Prologis Inc 391,716
Total Equity Real Estate Investment Trusts (REITs) 391,716
Financial Services - 10.2%
2,218 American Express Co 323,895
3,285 Charles Schwab Corp 170,951
3,804 Fidelity National Information Services Inc 186,814
3,753 Macquarie Group Ltd 385,770
1,085 Mastercard Inc, Class A 408,340
17,500 ORIX Corp 318,261
Total Financial Services 1,794,031
Food, Beverage & Tobacco - 5.9%
2,992 Nestle SA 322,654
2,197 PepsiCo Inc 358,726
3,843 Philip Morris International Inc 342,642
Total Food, Beverage & Tobacco 1,024,022

Shares Description (a) Value
Health Care Equipment & Services - 4.4%
2,832 Abbott Laboratories $ 267,766
936 UnitedHealth Group Inc 501,284
Total Health Care Equipment & Services 769,050
Household & Personal Products - 2.5%
2,612 Reckitt Benckiser Group PLC 174,761
5,515 Unilever PLC 261,194
Total Household & Personal Products 435,955
Insurance - 1.4%
28,000 AIA Group Ltd 243,146
Total Insurance 243,146
Materials - 4.5%
3,154 DSM-Firmenich AG 285,929
1,287 Linde PLC 491,711
14 Linde PLC 5,350
Total Materials 782,990
Media & Entertainment - 2.2%
9,155 Comcast Corp, Class A 378,010
Total Media & Entertainment 378,010
Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
3,440 AbbVie Inc 485,659
4,494 Novo Nordisk A/S, Class B 433,564
4,252 Sanofi 386,108
2,291 Zoetis Inc 359,687
Total Pharmaceuticals, Biotechnology & Life Sciences 1,665,018
Semiconductors & Semiconductor Equipment - 5.6%
776 Broadcom Inc 652,903
2,324 Texas Instruments Inc 330,031
Total Semiconductors & Semiconductor Equipment 982,934
Software & Services - 10.4%
1,276 Accenture PLC, Class A 379,087
3,056 Microsoft Corp 1,033,264
3,074 SAP SE 412,323
Total Software & Services 1,824,674
Technology Hardware & Equipment - 6.0%
4,046 Apple Inc 690,935
1,289 Motorola Solutions Inc 358,935
Total Technology Hardware & Equipment 1,049,870
Telecommunication Services - 2.7%
119,487 HKT Trust & HKT Ltd 123,763
8,500 KDDI Corp 254,275
95,513 Vodafone Group PLC 87,923
Total Telecommunication Services 465,961
Transportation - 1.5%
1,261 Union Pacific Corp 261,796
Total Transportation 261,796

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities - 4.9%
5,230 NextEra Energy Inc $ 304,909
9,566 Veolia Environnement SA 262,112
3,667 WEC Energy Group Inc 298,457
Total Utilities 865,478
Total Common Stocks
(cost $12,162,161) 17,282,189
Total Long-Term Investments
(cost $12,162,161) 17,282,189
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.9% X –
329,264 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(d) $ 329,264
Total Investments Purchased with Collateral from Securities Lending
(cost $329,264) 329,264
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.9%
X –
REPURCHASE AGREEMENTS - 1 .9% 340,000
$ 340 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price $340,049,
collateralized by $445,300, U.S. Treasury Bonds, 3.250%,
due 05/15/42, value $346,849
5.260% 8/01/23 $ 340,000
Total Repurchase Agreements
(cost $340,000) 340,000
Total Short-Term Investments
(cost $340,000) 340,000
Total Investments (cost $ 12,831,425 ) - 102 .5% 17,951,453
Other Assets & Liabilities, Net -  (2.5)% (442,045)
Net Assets - 100% $ 17,509,408

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 11,134,543 $ 6,147,646 $ – $ 17,282,189
Investments Purchased with Collateral from
Securities Lending 329,264 – – 329,264
Short-Term Investments:
Repurchase Agreements – 340,000 – 340,000
Total
$ 11,463,807 $ 6,487,646 $ – $ 17,951,453
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $314,778.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust

Nuveen International Dividend Growth Fund
Portfolio of Investments October 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.1%
X –
COMMON STOCKS - 97 .1 % X 4,415,935
Automobiles & Components - 2.1%
1,047 Autoliv Inc $ 95,958
Total Automobiles & Components 95,958
Banks - 4.9%
33,946 BOC Hong Kong Holdings Ltd 89,772
2,366 Toronto-Dominion Bank/The 132,158
Total Banks 221,930
Capital Goods - 9.9%
17,324 BAE Systems PLC 232,945
6,000 ITOCHU Corp 216,126
Total Capital Goods 449,071
Commercial & Professional Services - 1.4%
2,085 Experian PLC 63,256
Total Commercial & Professional Services 63,256
Consumer Durables & Apparel - 3.6%
229 LVMH Moet Hennessy Louis Vuitton SE 163,948
Total Consumer Durables & Apparel 163,948
Consumer Services - 4.8%
3,920 Compass Group PLC 98,828
1,802 Restaurant Brands International Inc 121,043
Total Consumer Services 219,871
Energy - 6.9%
4,306 (b) Enbridge Inc 137,991
2,663 TotalEnergies SE 178,041
Total Energy 316,032
Equity Real Estate Investment Trusts (REITs) - 1.8%
22,408 British Land Co PLC/The 81,235
Total Equity Real Estate Investment Trusts (REITs) 81,235
Financial Services - 6.7%
1,443 Macquarie Group Ltd 148,326
8,600 ORIX Corp 156,402
Total Financial Services 304,728
Food, Beverage & Tobacco - 4.9%
2,610 Diageo PLC 98,700
1,157 Nestle SA 124,769
Total Food, Beverage & Tobacco 223,469
Household & Personal Products - 5.1%
1,349 Reckitt Benckiser Group PLC 90,257
2,989 Unilever PLC 141,561
Total Household & Personal Products 231,818
Insurance - 2.1%
11,000 AIA Group Ltd 95,522
Total Insurance 95,522

Shares Description (a) Value
Materials - 6.5%
1,176 DSM-Firmenich AG $ 106,611
441 Linde PLC 168,489
52 Linde PLC 19,872
Total Materials 294,972
Pharmaceuticals, Biotechnology & Life Sciences - 15.0%
8,200 Astellas Pharma Inc 103,729
8,198 Hikma Pharmaceuticals PLC 189,944
2,271 Novo Nordisk A/S, Class B 219,097
1,848 Sanofi 167,810
Total Pharmaceuticals, Biotechnology & Life Sciences 680,580
Semiconductors & Semiconductor Equipment - 2.7%
1,438 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
124,114
Total Semiconductors & Semiconductor Equipment 124,114
Software & Services - 3.4%
1,161 SAP SE 155,728
Total Software & Services 155,728
Telecommunication Services - 7.0%
92,400 HKT Trust & HKT Ltd 95,706
5,100 KDDI Corp 152,565
74,350 Vodafone Group PLC 68,442
Total Telecommunication Services 316,713
Transportation - 2.7%
1,143 Canadian National Railway Co 120,939
Total Transportation 120,939
Utilities - 5.6%
27,599 Snam Spa 126,557
4,726 Veolia Environnement SA 129,494
Total Utilities 256,051
Total Common Stocks
(cost $3,708,309) 4,415,935
Total Long-Term Investments
(cost $3,708,309) 4,415,935
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.1% X –
141,438 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(d) $ 141,438
Total Investments Purchased with Collateral from Securities Lending
(cost $141,438) 141,438

Nuveen International Dividend Growth Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.7%
X –
REPURCHASE AGREEMENTS - 2 .7 % X 120,000
$ 120 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price $120,017,
collateralized by $169,000, U.S. Treasury Bond, 3.125%,
due 05/15/48, value $122,455
5.280% 11/01/23 $ 120,000
Total Repurchase Agreements
(cost $120,000) 120,000
Total Short-Term Investments
(cost $120,000) 120,000
Total Investments (cost $ 3,969,747 ) - 102 .9% 4,677,373
Other Assets & Liabilities, Net -  (2.9)% (131,017)
Net Assets - 100% $ 4,546,356
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 752,075 $ 3,663,860 $ – $ 4,415,935
Investments Purchased with Collateral from
Securities Lending 141,438 – – 141,438
Short-Term Investments:
Repurchase Agreements – 120,000 – 120,000
Total
$ 893,513 $ 3,783,860 $ – $ 4,677,373
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $135,198.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen International Small Cap Fund
Portfolio of Investments October 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.9%
X –
COMMON STOCKS - 97 .9 % X 57,879,141
Automobiles & Components - 2.1%
45,982 Brembo SpA $ 494,752
48,500 Toyo Tire Corp 720,378
Total Automobiles & Components 1,215,130
Banks - 4.5%
752,598 Banco de Sabadell SA 935,776
18,550 BAWAG Group AG, 144A 826,224
122,900 Chiba Bank Ltd/The 915,425
Total Banks 2,677,425
Capital Goods - 14.7%
95,600 Amada Co Ltd 927,363
125,500 BOC Aviation Ltd, 144A 771,835
1,060 Burckhardt Compression Holding AG 537,336
39,190 IMI PLC 699,896
3,604 Kardex Holding AG 696,785
17,628 Konecranes Oyj 577,991
17,630 Kongsberg Gruppen ASA 720,180
42,300 Nabtesco Corp 749,204
87,823 RS GROUP PLC 724,753
27,860 Signify NV, 144A 722,210
10,537 Toromont Industries Ltd 793,267
30,323 Trelleborg AB 766,840
Total Capital Goods 8,687,660
Commercial & Professional Services - 4.6%
23,237 Arcadis NV 982,107
44,410 Elis SA 728,323
39,059 SPIE SA 1,027,154
Total Commercial & Professional Services 2,737,584
Consumer Discretionary Distribution & Retail - 7.1%
53,100 ASKUL Corp 693,188
100,930 Inchcape PLC 818,287
21,850 PALTAC Corp 708,300
1,098,000 Topsports International Holdings Ltd, 144A 923,354
43,500 United Arrows Ltd 555,231
34,631 WH Smith PLC 488,270
Total Consumer Discretionary Distribution & Retail 4,186,630
Consumer Services - 5.0%
119,054 Collins Foods Ltd 690,378
27,579 Greggs PLC 794,445
44,100 Resorttrust Inc 634,605
31,000 Tokyotokeiba Co Ltd 802,773
Total Consumer Services 2,922,201
Consumer Staples Distribution & Retail - 1.1%
24,700 Sundrug Co Ltd 671,642
Total Consumer Staples Distribution & Retail 671,642

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Shares Description (a) Value
Energy - 4.4%
35,432 Enerplus Corp $ 599,156
202,636 (b),(c) Kelt Exploration Ltd 1,151,449
28,165 Parkland Corp 852,414
Total Energy 2,603,019
Equity Real Estate Investment Trusts (REITs) - 5.9%
9,799 Aedifica SA 534,590
18,765 Canadian Apartment Properties REIT 552,361
321,630 LondonMetric Property PLC 648,132
491,176 National Storage REIT 626,241
61,920 Safestore Holdings PLC 515,267
706,317 Supermarket Income REIT PLC 623,266
Total Equity Real Estate Investment Trusts (REITs) 3,499,857
Financial Services - 3.7%
28,900 (b) Avanza Bank Holding AB 488,552
48,286 Element Fleet Management Corp 653,214
34,307 (b) Nuvei Corp 477,713
151,112 OSB Group PLC 551,717
Total Financial Services 2,171,196
Food, Beverage & Tobacco - 6.5%
96,311 Britvic PLC 980,972
27,000 Morinaga Milk Industry Co Ltd 1,053,133
30,100 Nichirei Corp 651,485
24,700 Toyo Suisan Kaisha Ltd 1,139,434
Total Food, Beverage & Tobacco 3,825,024
Health Care Equipment & Services - 5.0%
30,700 Amvis Holdings Inc 523,716
17,325 CompuGroup Medical SE & Co KgaA 635,254
35,342 CVS Group PLC 631,001
21,532 (c) Inmode Ltd 411,261
48,600 Ship Healthcare Holdings Inc 750,341
Total Health Care Equipment & Services 2,951,573
Household & Personal Products - 0.8%
46,100 Pola Orbis Holdings Inc 463,061
Total Household & Personal Products 463,061
Insurance - 2.4%
16,862 ASR Nederland NV 629,264
94,676 Storebrand ASA 790,634
Total Insurance 1,419,898
Materials - 9.0%
111,652 Hudbay Minerals Inc 487,106
14,639 Labrador Iron Ore Royalty Corp 321,968
15,706 (b),(c) Lithium Americas Argentina Corp 86,869
15,706 (b),(c) Lithium Americas Corp 105,443
135,379 (c) Lynas Rare Earths Ltd 608,987
405,222 Orora Ltd 635,035
9,690 Salzgitter AG 242,123
67,821 (b) SSR Mining Inc 938,515
68,400 Tosoh Corp 837,504
35,300 UACJ Corp 718,540
10,477 Vicat SA 321,679
Total Materials 5,303,769

Shares Description (a) Value
Media & Entertainment - 2.6%
33,079 carsales.com Ltd $ 583,092
16,054 CTS Eventim AG & Co KGaA 972,008
Total Media & Entertainment 1,555,100
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
34,498 (c) Evotec SE 596,472
67,374 Grifols SA 756,024
29,445 Hikma Pharmaceuticals PLC 682,227
Total Pharmaceuticals, Biotechnology & Life Sciences 2,034,723
Semiconductors & Semiconductor Equipment - 1.9%
19,233 AIXTRON SE 540,462
5,880 BE Semiconductor Industries NV 607,402
Total Semiconductors & Semiconductor Equipment 1,147,864
Software & Services - 6.2%
46,900 BIPROGY Inc 1,169,793
5,276 (c) Kinaxis Inc 515,216
17,023 Netcompany Group A/S, 144A 532,630
4,311 Sopra Steria Group SACA 773,980
32,400 TIS Inc 693,841
Total Software & Services 3,685,460
Technology Hardware & Equipment - 1.6%
2,518 Comet Holding AG 495,253
400,247 Spirent Communications PLC 473,102
Total Technology Hardware & Equipment 968,355
Transportation - 2.6%
2,151,000 Pacific Basin Shipping Ltd 622,443
30,200 Sankyu Inc 909,327
Total Transportation 1,531,770
Utilities - 2.7%
20,834 Capital Power Corp 533,188
101,513 Drax Group PLC 521,420
84,156 Superior Plus Corp 565,592
Total Utilities 1,620,200
Total Common Stocks
(cost $66,582,265) 57,879,141
Total Long-Term Investments
(cost $66,582,265) 57,879,141
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.5% X –
1,458,418 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 1,458,418
Total Investments Purchased with Collateral from Securities Lending
(cost $1,458,418) 1,458,418

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.7%
X –
REPURCHASE AGREEMENTS - 1 .7 % X 1,010,000
$ 1,010 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$1,010,148, collateralized by $1,200,800, U.S. Treasury
Bond, 4.000%, due 11/15/52, value $1,030,261
5.280% 8/01/23 $ 1,010,000
Total Repurchase Agreements
(cost $1,010,000) 1,010,000
Total Short-Term Investments
(cost $1,010,000) 1,010,000
Total Investments (cost $ 69,050,683 ) - 102 .1% 60,347,559
Other Assets & Liabilities, Net -  (2.1)% (1,264,002)
Net Assets - 100% $ 59,083,557
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,926,207 $ 44,952,934 $ – $ 57,879,141
Investments Purchased with Collateral from
Securities Lending 1,458,418 – – 1,458,418
Short-Term Investments:
Repurchase Agreements – 1,010,000 – 1,010,000
Total
$ 14,384,625 $ 45,962,934 $ – $ 60,347,559
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,417,611.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments October 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.2%
X –
COMMON STOCKS - 99 .2 % X 701,130,329
Capital Goods - 1.4%
27,060 Parker-Hannifin Corp $ 9,982,705
Total Capital Goods 9,982,705
Consumer Discretionary Distribution & Retail - 9.3%
414,130 (b) Amazon.com Inc 55,116,562
11,470 (b) O'Reilly Automotive Inc 10,672,147
Total Consumer Discretionary Distribution & Retail 65,788,709
Consumer Durables & Apparel - 1.4%
25,000 (b) Lululemon Athletica Inc 9,837,000
Total Consumer Durables & Apparel 9,837,000
Consumer Services - 5.1%
9,262 (b) Chipotle Mexican Grill Inc 17,988,656
53,360 Hilton Worldwide Holdings Inc 8,085,641
37,600 McDonald's Corp 9,857,592
Total Consumer Services 35,931,889
Consumer Staples Distribution & Retail - 1.2%
14,940 Costco Wholesale Corp 8,253,454
Total Consumer Staples Distribution & Retail 8,253,454
Financial Services - 8.2%
52,316 Mastercard Inc, Class A 19,689,127
30,870 Moody's Corp 9,507,960
111,260 Morgan Stanley 7,879,433
18,597 MSCI Inc 8,769,415
52,611 Visa Inc, Class A 12,368,846
Total Financial Services 58,214,781
Health Care Equipment & Services - 8.2%
162,820 (b) Boston Scientific Corp 8,334,756
78,400 (b) Dexcom Inc 6,964,272
36,810 (b) IDEXX Laboratories Inc 14,704,490
67,405 (b) Intuitive Surgical Inc 17,674,939
19,723 UnitedHealth Group Inc 10,562,850
Total Health Care Equipment & Services 58,241,307
Materials - 2.0%
37,882 Linde PLC 14,476,985
Total Materials 14,476,985
Media & Entertainment - 6.3%
182,790 (b) Alphabet Inc, Class A 22,680,583
174,060 (b) Alphabet Inc, Class C 21,809,718
Total Media & Entertainment 44,490,301
Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
26,290 Eli Lilly & Co 14,562,820
38,950 (b) Vertex Pharmaceuticals Inc 14,104,184
Total Pharmaceuticals, Biotechnology & Life Sciences 28,667,004

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares Description (a) Value
Semiconductors & Semiconductor Equipment - 15.1%
39,240 Analog Devices Inc $ 6,173,629
31,073 ASML Holding NV 18,606,823
18,420 Broadcom Inc 15,498,035
38,790 Lam Research Corp 22,817,054
16,790 Monolithic Power Systems Inc 7,416,815
88,006 NVIDIA Corp 35,888,847
Total Semiconductors & Semiconductor Equipment 106,401,203
Software & Services - 28.5%
44,930 (b) Atlassian Corp Ltd, Class A 8,116,155
39,670 (b) Gartner Inc 13,172,027
299,702 Microsoft Corp 101,332,243
89,280 (b) Salesforce Inc 17,930,102
50,680 (b) ServiceNow Inc 29,488,158
24,500 (b) Snowflake Inc, Class A 3,555,685
28,500 (b) Synopsys Inc 13,379,040
68,650 (b) Workday Inc, Class A 14,533,892
Total Software & Services 201,507,302
Technology Hardware & Equipment - 6.2%
257,310 Apple Inc 43,940,829
Total Technology Hardware & Equipment 43,940,829
Transportation - 2.2%
355,750 (b) Uber Technologies Inc 15,396,860
Total Transportation 15,396,860
Total Common Stocks
(cost $500,130,025) 701,130,329
Total Long-Term Investments
(cost $500,130,025) 701,130,329
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.7%
X –
REPURCHASE AGREEMENTS - 0 .7 % X 5,037,413
$ 157 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price $157,420,
collateralized by $200,700, U.S. Treasury Bond 1.875%, due
2/15/32, value $160,634
1.600% 11/01/23 $ 157,413
4,880 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$4,880,716, collateralized by $6,612,700, U.S. Treasury
Bond 3.125-3.250%, due 05/15/42-05/15/48, value
$4,977,647
5.280% 11/01/23 4,880,000
Total Repurchase Agreements
(cost $5,037,413) 5,037,413
Total Short-Term Investments
(cost $5,037,413) 5,037,413
Total Investments (cost $ 505,167,438 ) - 99 .9% 706,167,742
Other Assets & Liabilities, Net -  0.1% 662,156
Net Assets - 100% $ 706,829,898

Nuveen Winslow Large-Cap Growth ESG Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 701,130,329 $ – $ – $ 701,130,329
Short-Term Investments:
Repurchase Agreements – 157,413 – 5,037,413
Total
$ 701,130,329 $ 157,413 $ – $ 706,167,742
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.